United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2019

Date of Reporting Period: Quarter ended 10/31/18

Item 1.	Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—96.0%
		Communication Services—7.7%
4,370	[1]	AMC Networks, Inc.	$255,995
24,694		AT&T, Inc.	757,612
3,441	[1]	Alphabet, Inc.	3,752,686
273		Cable One, Inc.	244,537
23,011	[1]	DISH Network Corp., Class A	707,358
20,698	[1]	Facebook, Inc.	3,141,749
6,895	[1]	IAC Interactive Corp.	1,355,488
25,710	[1]	Live Nation Entertainment, Inc.	1,344,633
43,653	[1]	MSG Networks, Inc.	1,115,334
28,975	[1]	T-Mobile USA, Inc.	1,986,236
28,045		Verizon Communications, Inc.	1,601,089
35,011		Viacom, Inc., Class B	1,119,652
11,427		World Wrestling Entertainment, Inc.	829,486
		TOTAL	18,211,855
		Consumer Discretionary—10.5%
8,000		Abercrombie & Fitch Co., Class A	157,600
315	[1]	Amazon.com, Inc.	503,373
4,970	[1]	American Outdoor Brands Corp.	67,990
5,212	[1]	AutoZone, Inc.	3,822,846
16,403	[2]	Bed Bath & Beyond, Inc.	225,377
2,900	[2]	Big Lots, Inc.	120,408
13,238	[1]	Burlington Stores, Inc.	2,270,185
518	[2]	Children's Place, Inc./The	77,389
37,548		D. R. Horton, Inc.	1,350,226
5,980	[2]	Dillards, Inc., Class A	421,112
2,098		Domino's Pizza, Inc.	563,921
4,392	[1]	eBay, Inc.	127,500
3,729		Expedia Group, Inc.	467,728
768	[1]	Five Below, Inc.	87,414
3,583		Foot Locker, Inc.	168,903
35,900		Ford Motor Co.	342,845
9,671	[1]	Fossil, Inc.	209,957
5,982	[2]	GameStop Corp.	87,337
12,189		Gap (The), Inc.	332,760
15,062		Goodyear Tire & Rubber Co.	317,206
13,989		Harley-Davidson, Inc.	534,660
3,481	[1]	Helen of Troy Ltd.	432,062
18,681		Home Depot, Inc.	3,285,614
8,533		Kohl's Corp.	646,204
2,058		Las Vegas Sands Corp.	105,020
3,400		Libbey, Inc.	25,636
7,676	[1]	Lululemon Athletica, Inc.	1,080,243
14,021		Macy's, Inc.	480,780
5,584	[1]	O'Reilly Automotive, Inc.	1,791,068
6,512	[1]	Skechers USA, Inc., Class A	186,048
4,151	[2]	Tailored Brands, Inc.	87,212
4,416		Target Corp.	369,310
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
8,419		Toll Brothers, Inc.	$283,383
7,554		Tupperware Brands Corp.	265,145
828		V.F. Corp.	68,625
2,034		Vail Resorts, Inc.	511,185
21,801		Wyndham Destinations, Inc.	782,220
24,300		Yum! Brands, Inc.	2,196,963
		TOTAL	24,853,455
		Consumer Staples—5.2%
27,094		Archer-Daniels-Midland Co.	1,280,192
5,492		Costco Wholesale Corp.	1,255,636
8,425		Dean Foods Co.	67,316
18,626		Estee Lauder Cos., Inc., Class A	2,559,957
7,300		Fresh Del Monte Produce, Inc.	241,119
1,648		Hershey Foods Corp.	176,583
3,046		Ingredion, Inc.	308,194
775		Kellogg Co.	50,747
1,457		McCormick & Co., Inc.	209,808
41,741		PepsiCo, Inc.	4,690,854
9,509	[1]	Post Holdings, Inc.	840,786
1,236		Procter & Gamble Co.	109,608
8,800		Sysco Corp.	627,704
		TOTAL	12,418,504
		Energy—6.2%
22,200	[1,2]	Chesapeake Energy Corp.	77,922
58,312		Chevron Corp.	6,510,535
44,879		ConocoPhillips	3,137,042
7,888		EOG Resources, Inc.	830,922
39,101		Exxon Mobil Corp.	3,115,568
4,966		HollyFrontier Corp.	334,907
15,800		Nabors Industries Ltd.	78,526
11,813	[1]	Noble Corp. PLC	59,301
4,409		Occidental Petroleum Corp.	295,711
956		Phillips 66	98,296
8,200	[1]	Superior Energy Services, Inc.	64,206
		TOTAL	14,602,936
		Financials—14.5%
60,160		Allstate Corp.	5,758,515
21,495		Ally Financial, Inc.	546,188
10,200	[1]	Athene Holding Ltd.	466,344
19,891		Bank of America Corp.	547,002
12,749		Capital One Financial Corp.	1,138,486
8,388		Citizens Financial Group, Inc.	313,292
852		Comerica, Inc.	69,489
1,876		Everest Re Group Ltd.	408,705
29,600		Fifth Third Bancorp	798,904
17,200		Huntington Bancshares, Inc.	246,476
35,447		JPMorgan Chase & Co.	3,864,432
30,200		KeyCorp	548,432
5,953		M & T Bank Corp.	984,686
25,900		Navient Corp.	299,922
35,981		Northern Trust Corp.	3,384,733
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
17,994		PNC Financial Services Group	$2,312,049
9,100		Popular, Inc.	473,291
18,003		Progressive Corp., OH	1,254,809
37,899		Prudential Financial, Inc.	3,554,168
21,131		SunTrust Bank, Inc.	1,324,068
47,312		The Travelers Cos., Inc.	5,920,151
		TOTAL	34,214,142
		Health Care—14.3%
2,967	[1]	Align Technology, Inc.	656,300
982	[1]	Athenahealth, Inc.	125,244
1,445		Baxter International, Inc.	90,327
1,499	[1]	Bio-Rad Laboratories, Inc., Class A	409,002
5,151		Bristol-Myers Squibb Co.	260,332
36,433	[1]	Celgene Corp.	2,608,603
1,423		Chemed Corp.	433,062
27,966	[1,2]	Community Health Systems, Inc.	88,373
2,304		Dentsply Sirona, Inc.	79,787
40,544		Eli Lilly & Co.	4,396,591
32,680		HCA Healthcare, Inc.	4,363,760
9,137	[1]	HealthEquity, Inc.	838,777
7,412		Humana, Inc.	2,374,879
12,676	[1]	IDEXX Laboratories, Inc.	2,688,833
6,784	[1]	Illumina, Inc.	2,110,842
1,779	[1]	Inogen, Inc.	337,245
5,751	[1]	Intuitive Surgical, Inc.	2,997,306
4,223	[1]	Molina Healthcare, Inc.	535,350
5,025	[1]	Neurocrine Biosciences, Inc.	538,429
1,633	[1]	Orthofix Medical, Inc.	99,319
433	[1]	Regeneron Pharmaceuticals, Inc.	146,891
552		UnitedHealth Group, Inc.	144,265
15,918	[1]	Veeva Systems, Inc.	1,454,109
15,339	[1]	Vertex Pharmaceuticals, Inc.	2,599,347
13,023	[1]	Wellcare Health Plans, Inc.	3,594,218
		TOTAL	33,971,191
		Industrials—10.6%
9,100		AGCO Corp.	509,964
15,587		Allison Transmission Holdings, Inc.	687,075
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	239,465
7,800	[1]	Avis Budget Group, Inc.	219,336
4,969		Boeing Co.	1,763,299
1,992		C.H. Robinson Worldwide, Inc.	177,348
64,225		CSX Corp.	4,422,534
14,077		Caterpillar, Inc.	1,707,822
15,252	[1]	Colfax Corp.	427,514
4,132		Cummins, Inc.	564,803
5,086		Deluxe Corp.	240,110
7,546		Emerson Electric Co.	512,223
2,386		Ennis, Inc.	46,193
13,969		Fortune Brands Home & Security, Inc.	626,230
1,696		GATX Corp.	127,081
1,718		Grainger (W.W.), Inc.	487,860
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
663		Huntington Ingalls Industries, Inc.	$144,852
21,800	[1]	Jet Blue Airways Corp.	364,714
6,829		Kennametal, Inc.	242,088
9,429		Lennox International, Inc.	1,988,482
6,791		Lockheed Martin Corp.	1,995,535
6,515		Norfolk Southern Corp.	1,093,412
65,524		Paccar, Inc.	3,748,628
14,800		Pitney Bowes, Inc.	97,976
14,360	[1]	SPX Corp.	421,035
3,016		SkyWest, Inc.	172,787
9,721	[1]	United Continental Holdings, Inc.	831,243
3,100	[1]	Verisk Analytics, Inc.	371,504
3,060	[1]	WESCO International, Inc.	153,551
1,379	[1]	XPO Logistics, Inc.	123,255
8,042		Xylem, Inc.	527,394
		TOTAL	25,035,313
		Information Technology—19.8%
13,940	[1]	Adobe, Inc.	3,425,894
1,373		Analog Devices, Inc.	114,934
25,774		Apple, Inc.	5,640,898
8,000		Applied Materials, Inc.	263,040
1,025	[1]	Arrow Electronics, Inc.	69,403
26,515		Automatic Data Processing, Inc.	3,820,281
3,496		CDW Corp.	314,675
4,084		Citrix Systems, Inc.	418,487
557	[1]	Coherent, Inc.	68,589
2,343	[1]	Electronic Arts, Inc.	213,166
14,767	[1]	First Solar, Inc.	617,261
23,139	[1]	Fortinet, Inc.	1,901,563
16,137		Global Payments, Inc.	1,843,330
20,839	[1]	GoDaddy, Inc.	1,524,790
44,378		Hewlett-Packard Co.	1,071,285
5,230	[1]	HubSpot, Inc.	709,449
2,088		IBM Corp.	241,018
54,047		Intel Corp.	2,533,723
7,914		Lam Research Corp.	1,121,651
32,882		Mastercard, Inc.	6,499,785
15,082		Maxim Integrated Products, Inc.	754,402
10,192		Microsoft Corp.	1,088,608
17,807		NetApp, Inc.	1,397,671
3,140		Nvidia Corp.	662,006
4,848	[1]	Palo Alto Networks, Inc.	887,378
3,368	[1]	Paycom Software, Inc.	421,674
19,195	[1]	Salesforce.com, Inc.	2,634,322
4,200	[1]	Sanmina Corp.	106,260
7,633	[1]	ServiceNow, Inc.	1,381,878
25,749	[1]	Synopsys, Inc.	2,305,308
1,102		Texas Instruments, Inc.	102,299
6,621		Total System Services, Inc.	603,504
875	[1]	Ultimate Software Group, Inc.	233,301
27,428		Vishay Intertechnology, Inc.	501,932
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
3,433		Western Digital Corp.	$147,859
18,900		Western Union Co.	340,956
11,791		Xilinx, Inc.	1,006,598
		TOTAL	46,989,178
		Materials—3.5%
6,253		Avery Dennison Corp.	567,272
3,558		CF Industries Holdings, Inc.	170,891
6,635		Celanese Corp.	643,197
5,600		Domtar, Corp.	259,336
32,719		Mosaic Co./The	1,012,326
12,966		Newmont Mining Corp.	400,909
2,471		Reliance Steel & Aluminum Co.	195,011
11,118		Sherwin-Williams Co.	4,374,599
10,477		Westlake Chemical Corp.	747,010
		TOTAL	8,370,551
		Utilities—3.7%
24,600		AES Corp.	358,668
17,164		Consolidated Edison Co.	1,304,464
38,190		Entergy Corp.	3,206,051
24,001		Exelon Corp.	1,051,484
18,501		NiSource, Inc.	469,185
40,564	[1]	P G & E Corp.	1,898,801
6,405		Pinnacle West Capital Corp.	526,811
		TOTAL	8,815,464
		TOTAL COMMON STOCKS (IDENTIFIED COST $225,269,730)	227,482,589
		INVESTMENT COMPANIES—4.5%
1,228,113		Federated Government Obligations Fund, Premier Shares, 2.08%[3]	1,228,113
9,327,196		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[3]	9,328,129
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,556,879)	10,556,242
		TOTAL INVESTMENT IN SECURITIES-100.5% (IDENTIFIED COST $235,826,609)	238,038,831
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(1,181,736)
		TOTAL NET ASSETS—100%	$236,857,095
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2018	740,143	4,824,255	5,564,398
Purchases/Additions	4,958,394	21,975,602	26,933,996
Sales/Reductions	(4,470,424)	(17,472,661)	(21,943,085)
Balance of Shares Held 10/31/2018	1,228,113	9,327,196	10,555,309
Value	$1,228,113	$9,328,129	$10,556,242
Change in Unrealized Appreciation/Depreciation	N/A	$(718)	$(718)
Net Realized Gain/(Loss)	N/A	$207	$207
Dividend Income	$6,148	$48,362	$54,510
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
5

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$1,162,727	$1,228,113
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6
Federated MDT Balanced Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—59.2%
		Communication Services—4.6%
8,238		AT&T, Inc.	$252,742
1,828	[1]	Alphabet, Inc.	1,993,580
340	[1]	Care.com, Inc.	5,984
164	[1]	CarGurus, Inc.	7,285
213		Cogent Communications Holdings, Inc.	11,072
7,966	[1]	DISH Network Corp., Class A	244,875
9,745	[1]	Facebook, Inc.	1,479,194
2,432		Frontier Communications Corp.	11,698
2,331	[1]	IAC Interactive Corp.	458,251
87	[1]	Intelsat SA	2,267
6,393	[1]	Live Nation Entertainment, Inc.	334,354
28,128	[1]	MSG Networks, Inc.	718,670
1,657		National CineMedia, Inc.	14,830
202		Nexstar Media Group, Inc., Class A	15,128
341		Shenandoah Telecommunications Co.	12,965
7,650	[1]	T-Mobile USA, Inc.	524,408
6,657		Verizon Communications, Inc.	380,048
9,289		Viacom, Inc., Class B	297,062
1,390	[1]	Vonage Holdings Corp.	18,431
2,514		World Wrestling Entertainment, Inc.	182,491
129	[1]	Yelp, Inc.	5,524
		TOTAL	6,970,859
		Consumer Discretionary—6.2%
5,521		Abercrombie & Fitch Co., Class A	108,764
129	[1]	Amazon.com, Inc.	206,143
200	[1]	America's Car-Mart, Inc.	14,980
1,917	[1]	AutoZone, Inc.	1,406,062
397		BJ's Restaurants, Inc.	24,288
612	[1]	Beazer Homes USA, Inc.	5,392
7,375	[2]	Bed Bath & Beyond, Inc.	101,333
627	[2]	Big 5 Sporting Goods Corp.	2,201
2,400		Big Lots, Inc.	99,648
86		Brinker International, Inc.	3,728
5,040	[1]	Burlington Stores, Inc.	864,310
1,468		Chicos Fas, Inc.	11,260
712	[1]	Cooper-Standard Holding, Inc.	65,967
14,234		D. R. Horton, Inc.	511,855
69	[1]	Deckers Outdoor Corp.	8,775
2,280	[2]	Dillards, Inc., Class A	160,558
26		Dine Brands Global, Inc.	2,107
301		Domino's Pizza, Inc.	80,906
106	[1]	Eldorado Resorts, Inc.	3,869
214	[1]	Etsy, Inc.	9,099
1,280		Expedia Group, Inc.	160,550
276	[1]	Five Below, Inc.	31,414

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
24,635		Ford Motor Co.	$235,264
3,861	[1]	Fossil, Inc.	83,822
71	[1]	Fox Factory Holding Corp.	3,815
276	[1]	G-III Apparel Group Ltd.	11,001
6,386	[1,2]	GNC Holdings, Inc.	23,501
5,192	[2]	GameStop Corp.	75,803
2,152		Gap (The), Inc.	58,750
4,741		Goodyear Tire & Rubber Co.	99,845
3,800		Guess ?, Inc.	80,712
3,983		Harley-Davidson, Inc.	152,230
745	[1]	Helen of Troy Ltd.	92,469
7,296		Home Depot, Inc.	1,283,221
56	[1]	iRobot Corp.	4,938
1,485		KB HOME	29,655
352	[1]	K12, Inc.	7,536
1,136		Kohl's Corp.	86,029
2,435		Libbey, Inc.	18,360
2,790	[1]	Lululemon Athletica, Inc.	392,637
442		M.D.C. Holdings, Inc.	12,420
6,952		Macy's, Inc.	238,384
47		Marriott Vacations Worldwide Corp.	4,159
198		Movado Group, Inc.	7,625
438		Nutri/System, Inc.	15,575
2,032	[1]	O'Reilly Automotive, Inc.	651,764
350	[1]	Ollie's Bargain Outlet Holding, Inc.	32,515
111	[1]	Party City Holdco, Inc.	1,162
112	[2]	PetMed Express, Inc.	3,129
173	[1]	Planet Fitness, Inc.	8,493
84	[1]	PlayAGS, Inc.	2,037
90	[1]	RH	10,414
223		Ralph Lauren Corp.	28,903
3,900	[1]	Sally Beauty Holdings, Inc.	69,459
911	[1]	SeaWorld Entertainment, Inc.	23,795
3,546	[1]	Skechers USA, Inc., Class A	101,309
24		Strategic Education, Inc.	3,020
1,750	[1]	TRI Pointe Group, Inc.	20,825
276		Tailored Brands, Inc.	5,799
1,022		Tile Shop Hldgs., Inc.	6,643
3,515		Toll Brothers, Inc.	118,315
5,423		Tupperware Brands Corp.	190,347
592		Vail Resorts, Inc.	148,781
90	[1]	Weight Watchers International, Inc.	5,949
213		Wingstop, Inc.	13,338
6,883		Wyndham Destinations, Inc.	246,962
9,951		Yum! Brands, Inc.	899,670
1,135	[1]	Zumiez, Inc.	26,400
		TOTAL	9,519,989
		Consumer Staples—3.1%
7,496		Archer-Daniels-Midland Co.	354,186

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
2,773		Cal-Maine Foods, Inc.	$134,962
219	[1]	Chefs Warehouse, Inc.	7,365
675		Church and Dwight, Inc.	40,075
515		Costco Wholesale Corp.	117,745
3,483		Dean Foods Co.	27,829
7,318		Estee Lauder Cos., Inc., Class A	1,005,786
4,289		Fresh Del Monte Produce, Inc.	141,666
322	[1]	Freshpet, Inc.	12,268
1,000		McCormick & Co., Inc.	144,000
80		Medifast, Inc.	16,934
17,895		PepsiCo, Inc.	2,011,040
5,346	[1]	Post Holdings, Inc.	472,693
3,225		Sysco Corp.	230,039
85	[1]	The Boston Beer Co., Inc., Class A	26,120
168	[1]	USANA Health Sciences, Inc.	19,659
271		Universal Corp.	18,390
12		WD 40 Co.	2,005
46		Weis Markets, Inc.	2,123
		TOTAL	4,784,885
		Energy—3.7%
119		Arch Coal, Inc.	11,412
21,000		Chevron Corp.	2,344,650
2,907	[1]	Cloud Peak Energy, Inc.	4,971
18,572		ConocoPhillips	1,298,183
2,142	[1]	Denbury Resources, Inc.	7,390
3,144		EOG Resources, Inc.	331,189
407	[1]	Exterran Corp.	8,502
13,438		Exxon Mobil Corp.	1,070,740
446		Gulf Island Fabrication, Inc.	3,791
5,581		HollyFrontier Corp.	376,383
638	[1]	Key Energy Services, Inc.	5,774
902	[1]	Newpark Resources, Inc.	7,405
10,600	[1]	Noble Corp. PLC	53,212
366	[1]	Oasis Petroleum, Inc.	3,682
1,388		Occidental Petroleum Corp.	93,093
2,311	[1]	Overseas Shipholding Group, Inc.	7,257
181	[1]	PDC Energy, Inc.	7,683
306		Peabody Energy Corp.	10,848
235	[1]	Renewable Energy Group, Inc.	7,304
253		Ship Finance International Ltd.	3,162
2,429	[1]	W&T Offshore, Inc.	16,371
		TOTAL	5,673,002
		Financials—9.3%
24,017		Allstate Corp.	2,298,907
169		American Equity Investment Life Holding Co.	5,276
5,470	[1]	Athene Holding Ltd.	250,088
610		BancorpSouth Bank	17,507
11,267		Bank of America Corp.	309,842
249		Banner Corp.	14,397

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
12,700	[2]	Blackstone Mortgage Trust, Inc.	$428,498
1,309		CNO Financial Group, Inc.	24,740
485		Cadence BanCorporation	10,699
1,737		Capital One Financial Corp.	155,114
442		Cathay Bancorp, Inc.	16,650
2,010		Citizens Financial Group, Inc.	75,073
3,009		Comerica, Inc.	245,414
612	[1]	Enova International, Inc.	14,474
158		Enterprise Financial Services Corp.	6,865
427		Everest Re Group Ltd.	93,026
1,187	[1]	Ezcorp, Inc., Class A	11,799
18,759		Fifth Third Bancorp	506,305
608	[1]	First BanCorp	5,612
618		First Bancorp, Inc.	22,798
244		First Business Financial Services, Inc.	5,107
700		First Defiance Financial Corp.	19,054
319	[2]	First Guaranty Bancshares, Inc.	7,289
346		First Merchants Corp.	14,397
1,166	[1]	First NBC Bank Holding Co.	37
757		Fulton Financial Corp.	12,120
332	[1]	Green Dot Corp.	25,146
409		Hancock Whitney Corp.	17,162
236	[1]	Hometrust Bancshares, Inc.	6,433
13,300		Huntington Bancshares, Inc.	190,589
401		Iberiabank Corp.	29,870
2,768		Investors Bancorp, Inc.	30,946
16,779		JPMorgan Chase & Co.	1,829,247
16,358		KeyCorp	297,061
1,541		M & T Bank Corp.	254,897
1,162	[1]	MGIC Investment Corp.	14,188
115		Mercantile Bank Corp.	3,652
419		Meridian Bancorp, Inc.	6,637
121		Midland States Bancorp, Inc.	3,263
443		National Bank Holdings Corp.	14,956
17,976		Navient Corp.	208,162
21,700		New Residential Investment Corp.	387,996
86	[1]	Nicolet Bankshares, Inc.	4,592
12,679		Northern Trust Corp.	1,192,714
524		OceanFirst Financial Corp.	13,268
6,369		PNC Financial Services Group	818,353
517		Peapack-Gladstone Financial Corp.	13,954
6,000		Pennymac Mortgage Investment Trust	115,860
6,300		Popular, Inc.	327,663
77		Preferred Bank Los Angeles, CA	3,959
8,014		Progressive Corp., OH	558,576
9,339		Prudential Financial, Inc.	875,811
280		Republic Bancorp, Inc.	12,564
83		Sandy Spring Bancorp, Inc.	2,951
355		Sierra Bancorp	9,667

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
140		Simmons 1st National Corp., Class A	$3,749
18,291		The Travelers Cos., Inc.	2,288,753
277		TriCo Bancshares	9,978
196		UMB Financial Corp.	12,515
258		Universal Insurance Holdings, Inc.	10,831
271		WSFS Financial Corp.	11,526
576		Washington Federal, Inc.	16,220
1,722		Waterstone Financial, Inc.	28,137
544		Western New England Bancorp, Inc.	5,462
196		Wintrust Financial Corp.	14,923
		TOTAL	14,243,319
		Health Care—8.2%
282	[1]	AMAG Pharmaceutical, Inc.	6,063
800		AbbVie, Inc.	62,280
393	[1]	Acceleron Pharma, Inc.	19,953
251	[1]	Acorda Therapeutics, Inc.	4,797
920	[1]	Akorn, Inc.	6,136
1,478	[1]	Align Technology, Inc.	326,934
198	[1]	Amedisys, Inc.	21,780
1,324	[1]	Assertio Therapeutics, Inc.	6,428
1,138	[1]	Athenahealth, Inc.	145,140
205	[1]	AtriCure, Inc.	6,521
107	[1]	Audentes Therapeutics, Inc.	3,017
393	[1]	Bio-Rad Laboratories, Inc., Class A	107,230
1,026	[1]	BioCryst Pharmaceuticals, Inc.	7,510
16,757	[1]	Celgene Corp.	1,199,801
717	[1]	Codexis, Inc.	11,164
15,524	[1,2]	Community Health Systems, Inc.	49,056
776		Dentsply Sirona, Inc.	26,873
326	[1,2]	Dicerna Pharmaceuticals, Inc.	4,290
16,257		Eli Lilly & Co.	1,762,909
49	[1]	Enanta Pharmaceuticals, Inc.	3,781
825	[1]	Endo International PLC	13,975
111	[1]	G1 Therapeutics, Inc.	4,441
382	[1]	Genomic Health, Inc.	27,393
258	[1]	Globus Medical, Inc.	13,635
12,675		HCA Healthcare, Inc.	1,692,493
521	[1]	HMS Holdings Corp.	15,015
206	[1]	Haemonetics Corp.	21,521
170	[1]	Halozyme Therapeutics, Inc.	2,640
2,820	[1]	HealthEquity, Inc.	258,876
729	[1]	Horizon Pharma PLC	13,275
2,657		Humana, Inc.	851,329
3,849	[1]	IDEXX Laboratories, Inc.	816,450
2,186	[1]	Illumina, Inc.	680,174
140	[1]	Inogen, Inc.	26,540
86	[1]	Integer Holdings Corp.	6,404
124	[1]	Intercept Group, Inc.	11,905
1,988	[1]	Intuitive Surgical, Inc.	1,036,106

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
381	[1]	iRadimed Corp.	$9,510
501	[1]	Karyopharm Therapeutics, Inc.	5,280
54	[1]	Loxo Oncology, Inc.	8,244
510	[1]	Mallinckrodt PLC	12,781
272	[1]	Medicines Co.	6,327
298	[1]	Medpace Holdings, Inc.	15,526
160	[1]	Mirati Therapeutics, Inc.	5,979
1,296	[1]	Molina Healthcare, Inc.	164,294
134	[1]	Myriad Genetics, Inc.	6,034
1,193	[1]	Neurocrine Biosciences, Inc.	127,830
513	[1]	Orthofix Medical, Inc.	31,201
8,532	[1]	PDL BioPharma, Inc.	21,245
362	[1]	Pacira Pharmaceuticals, Inc.	17,698
71	[1]	Quidel Corp.	4,570
192	[1]	Regeneron Pharmaceuticals, Inc.	65,134
173	[1]	Sientra, Inc.	3,562
109	[1]	SurModics, Inc.	6,914
29	[1]	Tandem Diabetes Care, Inc.	1,091
89	[1]	Tenet Healthcare Corp.	2,290
76		U.S. Physical Therapy, Inc.	8,171
4,620	[1]	Veeva Systems, Inc.	422,037
5,023	[1]	Vertex Pharmaceuticals, Inc.	851,198
5,005	[1]	Wellcare Health Plans, Inc.	1,381,330
		TOTAL	12,452,081
		Industrials—6.4%
2,951		AGCO Corp.	165,374
1,448		Acco Brands Corp.	11,685
723	[1]	Advanced Disposal Services, Inc.	19,586
37	[1]	Aerovironment, Inc.	3,329
17,704		Allison Transmission Holdings, Inc.	780,392
481	[1]	Atkore International Group, Inc.	9,264
1,537	[1]	Atlas Air Worldwide Holdings, Inc.	79,340
2,167		Boeing Co.	768,982
804		C.H. Robinson Worldwide, Inc.	71,580
21,741		CSX Corp.	1,497,085
6,473		Caterpillar, Inc.	785,304
263	[1]	Chart Industries, Inc.	17,897
67	[1]	Cimpress NV	8,374
7,652	[1]	Colfax Corp.	214,486
306		Comfort Systems USA, Inc.	16,365
737	[1]	Continental Building Products, Inc.	20,496
1,415		Cummins, Inc.	193,416
1,408		Deluxe Corp.	66,472
579	[1]	Echo Global Logistics, Inc.	14,886
924		Emerson Electric Co.	62,721
1,032		Ennis, Inc.	19,980
253	[1]	FTI Consulting, Inc.	17,485
1,718		Fortune Brands Home & Security, Inc.	77,018
322	[1]	Genco Shipping & Trading Ltd.	3,548

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
323	[1]	Generac Holdings, Inc.	$16,386
1,037		Grainger (W.W.), Inc.	294,477
714	[1]	Harsco Corp.	19,614
91		Hawaiian Holdings, Inc.	3,150
105		Huntington Ingalls Industries, Inc.	22,940
472		Hurco Co., Inc.	19,229
243		Insperity, Inc.	26,694
357		Interface, Inc.	5,816
3,004	[1]	Jet Blue Airways Corp.	50,257
47		John Bean Technologies Corp.	4,887
45		Korn/Ferry International	2,031
3,082		Lennox International, Inc.	649,963
2,585		Lockheed Martin Corp.	759,602
208	[1]	Masonite International Corp.	11,521
715		Miller Herman, Inc.	23,559
426	[1]	NCI Building System, Inc.	5,219
90	[1]	Navistar International Corp.	3,014
874	[1]	Nexeo Solutions, Inc.	9,133
1,852		Norfolk Southern Corp.	310,821
28,521		Paccar, Inc.	1,631,686
686	[1]	PGT, Inc.	13,898
10,000		Pitney Bowes, Inc.	66,200
243		Quad Graphics, Inc.	3,750
3,514		R.R. Donnelley & Sons Co.	20,627
552		Rush Enterprises, Inc.	19,535
10,666	[1]	SPX Corp.	312,727
324	[1]	SPX Flow, Inc.	11,091
247		SkyWest, Inc.	14,151
642		Spartan Motors, Inc.	4,321
1,105	[1]	Titan Machinery, Inc.	15,746
3,342		Trinity Industries, Inc.	95,414
106		Unifirst Corp.	15,826
2,689	[1]	United Continental Holdings, Inc.	229,936
442	[1]	Univar, Inc.	10,882
375		Universal Truckload Services, Inc.	10,189
976	[1]	Verisk Analytics, Inc.	116,964
367		Werner Enterprises, Inc.	11,814
90	[1]	XPO Logistics, Inc.	8,044
424		Xylem, Inc.	27,806
		TOTAL	9,803,985
		Information Technology—11.5%
384		AVX Corp.	6,405
5,799	[1]	Adobe, Inc.	1,425,162
1,984	[1]	Advanced Energy Industries, Inc.	85,372
6,503		Apple, Inc.	1,423,247
42	[1]	Aspen Technology, Inc.	3,565
9,046		Automatic Data Processing, Inc.	1,303,348
185	[1]	Avaya Holdings Corp.	3,038
156	[1]	Bottomline Technologies, Inc.	10,396

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
157	[1]	CACI International, Inc., Class A	$28,018
694		CDW Corp.	62,467
63		Cabot Microelectronics Corp.	6,150
228	[1]	Cardtronics, Inc.	6,192
134	[1]	Ciena Corp.	4,189
209	[1]	Cirrus Logic, Inc.	7,825
1,208		Citrix Systems, Inc.	123,784
140	[1]	Commvault Systems, Inc.	8,151
532	[1]	Cornerstone OnDemand, Inc.	26,201
176	[1]	Cray, Inc.	3,993
1,020	[1]	Diodes, Inc.	30,794
102	[1]	Endurance International Group Holdings, Inc.	1,007
69		Evertec, Inc.	1,800
3,138	[1]	First Solar, Inc.	131,168
161	[1]	Five9, Inc.	6,337
7,973	[1]	Fortinet, Inc.	655,221
5,447		Global Payments, Inc.	622,211
7,502	[1]	GoDaddy, Inc.	548,921
12,808		Hewlett-Packard Co.	309,185
219	[1]	HubSpot, Inc.	29,707
375	[1]	Infinera Corp.	2,077
2,220	[1]	Insight Enterprises, Inc.	114,752
37,097		Intel Corp.	1,739,107
650	[1]	Kimball Electronics, Inc.	11,960
1,817		Lam Research Corp.	257,523
78		MKS Instruments, Inc.	5,748
11,906		Mastercard, Inc.	2,353,459
4,810		Maxim Integrated Products, Inc.	240,596
3,944		Microsoft Corp.	421,259
1,889		Nvidia Corp.	398,258
7,998		NetApp, Inc.	627,763
49	[1]	PROS Holdings, Inc.	1,613
2,155	[1]	Palo Alto Networks, Inc.	394,451
102		Perspecta, Inc.	2,498
109	[1]	Plexus Corp.	6,366
140		Progress Software Corp.	4,500
244	[1]	Qualys, Inc.	17,383
67	[1]	Rapid7, Inc.	2,428
381	[1]	SPS Commerce, Inc.	35,467
293	[1]	SailPoint Technologies Holding	7,630
10,005	[1]	Salesforce.com, Inc.	1,373,086
7,000	[1]	Sanmina Corp.	177,100
2,479	[1]	ServiceNow, Inc.	448,798
48	[1]	Silicon Laboratories, Inc.	3,913
678	[1,2]	Stratasys, Inc.	12,923
15		Synnex Corp.	1,164
8,283	[1]	Synopsys, Inc.	741,577
607		Texas Instruments, Inc.	56,348
2,123		Total System Services, Inc.	193,511

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
567		Travelport Worldwide Ltd.	$8,482
284	[1]	Ultimate Software Group, Inc.	75,723
524	[1]	Unisys Corp.	9,647
23,416		Vishay Intertechnology, Inc.	428,513
1,037		Western Digital Corp.	44,664
10,000		Western Union Co.	180,400
237	[1]	Workiva, Inc.	8,079
3,591		Xilinx, Inc.	306,564
190	[1]	Zebra Technologies Corp., Class A	31,597
		TOTAL	17,620,781
		Materials—1.9%
576	[1,2]	AgroFresh Solutions, Inc.	3,289
80	[1]	Allegheny Technologies, Inc.	2,071
1,521		Avery Dennison Corp.	137,985
497		Boise Cascade Co.	15,303
442		Carpenter Technology Corp.	19,276
422		Celanese Corp.	40,909
559		Cleveland-Cliffs, Inc.	6,015
576		Commercial Metals Corp.	10,979
3,600		Domtar, Corp.	166,716
1,392		Gold Resource Corp.	6,027
66	[1]	Ingevity Corp.	6,011
892	[1]	Intrepid Potash, Inc.	3,523
348	[1]	Kraton Corp.	9,584
937		Louisiana-Pacific Corp.	20,398
8,786		Mosaic Co./The	271,839
8,026		Newmont Mining Corp.	248,164
450		Schnitzer Steel Industries, Inc., Class A	12,105
4,433		Sherwin-Williams Co.	1,744,252
325		Trinseo SA	17,511
262	[1]	Verso Corp.	7,365
79		Warrior Met Coal, Inc.	2,212
1,493		Westlake Chemical Corp.	106,451
		TOTAL	2,857,985
		Real Estate—2.0%
800		Alexandria Real Estate Equities, Inc.	97,784
763	[1]	Altisource Portfolio Solutions S.A.	19,251
1,200		American Tower Corp.	186,972
1,100		Avalonbay Communities, Inc.	192,918
2,100		Camden Property Trust	189,567
1,200		EastGroup Properties, Inc.	114,948
7,200		Host Marriott Corp.	137,592
8,600		Invitation Homes, Inc.	188,168
1,900		Mid-American Apartment Communities, Inc.	185,649
7,400	[2]	Pebblebrook Hotel Trust	249,454
1,800		ProLogis, Inc.	116,046
9,400		Rexford Industrial Realty, Inc.	297,698
7,000		STORE Capital Corp.	203,210
1,550		Simon Property Group, Inc.	284,456

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
2,100		Sun Communities, Inc.	$210,987
9,000		Sunstone Hotel Investors, Inc.	130,230
5,400		Terreno Realty Corp.	202,122
		TOTAL	3,007,052
		Utilities—2.3%
15,600		AES Corp.	227,448
449		Clearway Energy, Inc.	8,720
2,792		Consolidated Edison Co.	212,192
16,805		Entergy Corp.	1,410,780
8,645		Exelon Corp.	378,737
19		ONE Gas, Inc.	1,499
26,595	[1]	P G & E Corp.	1,244,912
1,221		PNM Resources, Inc.	46,899
789		Portland General Electric Co.	35,568
213		Southwest Gas Holdings, Inc.	16,458
		TOTAL	3,583,213
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,847,558)	90,517,151
		ASSET-BACKED SECURITIES—0.4%
		Auto Receivables—0.1%
$100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	99,598
		Credit Card—0.2%
350,000	[3]	Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 3.009% (1-month USLIBOR +0.730%), 1/18/2022	350,722
		Home Equity Loan—0.0%
17,768		CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.510%, 8/25/2032	17,697
		Other—0.1%
128,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	126,483
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $596,582)	594,500
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Commercial Mortgage—1.8%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	161,906
190,000		Bank, Class A4, 3.488%, 11/15/2050	182,273
412	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.212%, 3/25/2031	414
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	174,597
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	198,162
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	70,637
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	126,134
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.964%, 6/10/2046	199,241
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	202,625
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	293,376
200,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.619%, 11/25/2045	198,737
1,230		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	1,284
1,573		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	1,640
4,696		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	5,023
72,774		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	69,819
298,834		Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	296,847
4,482	[3]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	4,766
1,084		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	1,086

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	$101,463
5,014		Government National Mortgage Association REMIC, Series 2002-17, Class B, 6.000%, 3/20/2032	5,387
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	188,607
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	48,878
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	100,370
150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	148,140
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	25,638
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,934,637)	2,807,050
		CORPORATE BONDS—12.3%
		Basic Industry - Chemicals—0.0%
35,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	35,858
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	20,510
		TOTAL	56,368
		Basic Industry - Metals & Mining—0.3%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	14,627
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	60,867
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	40,658
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	20,056
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	100,653
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	22,824
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	165,721
		TOTAL	425,406
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	9,710
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	20,447
		TOTAL	30,157
		Capital Goods - Aerospace & Defense—0.2%
100,000		Arconic, Inc., 5.870%, 2/23/2022	101,653
11,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	11,575
20,000		Raytheon Co., Sr. Note, 4.400%, 2/15/2020	20,353
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	9,822
40,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.048% (3-month USLIBOR +1.735%), 2/15/2042	34,300
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	48,519
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	50,347
		TOTAL	276,569
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	185,316
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	78,996
		TOTAL	264,312
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	15,362
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	28,587
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,890
200,000		Valmont Industries, Inc., 5.250%, 10/1/2054	171,110
		TOTAL	230,949
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	86,774

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Packaging—0.0%
$45,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 6/15/2022	$45,273
10,000	WestRock Co., Sr. Unsecd. Note, 4.450%, 3/1/2019	10,048
	TOTAL	55,321
	Communications - Cable & Satellite—0.2%
200,000	CCO Safari II LLC, 4.908%, 7/23/2025	201,694
90,000	NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	92,462
30,000	Time Warner Cable, Inc., Company Guarantee, 8.250%, 4/1/2019	30,611
	TOTAL	324,767
	Communications - Media & Entertainment—0.3%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	30,470
25,000	Moody's Corp., Sr. Unsecd. Note, 5.500%, 9/1/2020	25,923
250,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	235,486
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	19,773
150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	148,261
	TOTAL	459,913
	Communications - Telecom Wireless—0.2%
100,000	American Tower Corp., Sr. Unsecd. Note, 3.400%, 2/15/2019	100,119
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	141,940
	TOTAL	242,059
	Communications - Telecom Wirelines—0.1%
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	91,323
	Consumer Cyclical - Automotive—0.5%
175,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	174,053
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	13,656
100,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	78,840
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	195,501
150,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/15/2019	150,044
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	156,628
	TOTAL	768,722
	Consumer Cyclical - Leisure—0.1%
131,736	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	135,940
	Consumer Cyclical - Lodging—0.1%
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	29,226
50,000	Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 3/1/2019	50,015
	TOTAL	79,241
	Consumer Cyclical - Retailers—0.4%
50,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	50,953
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	36,840
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	235,198
175,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	158,831
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	10,261
80,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	70,518
	TOTAL	562,601
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	191,642
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	125,767
65,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	67,519
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	11,155

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—continued
$70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	$67,370
	TOTAL	463,453
	Consumer Non-Cyclical - Food/Beverage—0.9%
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	273,117
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	130,568
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	73,081
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	256,309
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	193,975
60,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	56,523
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	50,124
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 6/2/2027	116,738
230,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	226,642
	TOTAL	1,377,077
	Consumer Non-Cyclical - Health Care—0.0%
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	14,657
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	9,997
	TOTAL	24,654
	Consumer Non-Cyclical - Products—0.1%
200,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	184,368
	Consumer Non-Cyclical - Tobacco—0.0%
24,000	Altria Group, Inc., 9.250%, 8/6/2019	25,139
	Energy - Independent—0.3%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	243,143
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	116,866
30,000	EOG Resources, Inc., Note, 5.625%, 6/1/2019	30,424
100,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	96,184
	TOTAL	486,617
	Energy - Integrated—0.3%
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	296,585
135,000	BP Capital Markets PLC, 3.119%, 5/4/2026	127,170
75,000	Husky Energy, Inc., 4.000%, 4/15/2024	74,114
25,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	23,845
	TOTAL	521,714
	Energy - Midstream—0.6%
100,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	95,975
75,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	76,333
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	166,552
10,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	10,287
150,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 3/1/2043	138,572
100,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	94,820
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	38,232
195,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	184,960
20,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	19,173
30,000	Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,286
	TOTAL	855,190
	Energy - Oil Field Services—0.1%
15,000	Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	14,991
20,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	19,349

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—continued
$50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2023	$46,412
		TOTAL	80,752
		Energy - Refining—0.0%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	11,256
		Financial Institution - Banking—2.5%
74,000		American Express Co., 2.650%, 12/2/2022	70,927
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 5/5/2021	243,206
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 2/1/2019	49,931
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	285,685
250,000	[3]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.046%, (3-month USLIBOR +0.650%), 10/1/2021	250,943
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	103,561
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	194,133
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	195,938
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	238,590
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	159,839
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	25,773
30,000		Comerica, Inc., 3.800%, 7/22/2026	28,734
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	79,307
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	271,913
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	174,706
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	51,733
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 4/1/2019	249,395
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	390,295
300,000		Morgan Stanley, 4.300%, 1/27/2045	276,830
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	116,966
210,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	208,297
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	128,159
		TOTAL	3,794,861
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	77,749
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	133,565
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	70,134
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	13,885
		TOTAL	295,333
		Financial Institution - Finance Companies—0.4%
170,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	168,422
250,000		Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	246,421
250,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	216,378
		TOTAL	631,221
		Financial Institution - Insurance - Life—0.7%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	200,114
25,000		American International Group, Inc., 4.500%, 7/16/2044	22,265
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	34,830
125,000		American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	120,271
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,144
275,000		Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	265,549
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	15,275
250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	248,556
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	19,358

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	$9,740
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	9,862
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	57,739
	TOTAL	1,013,703
	Financial Institution - Insurance - P&C—0.1%
100,000	Liberty Mutual Group, Inc., 144A, 4.850%, 8/1/2044	96,775
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	98,785
	TOTAL	195,560
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	19,594
10,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	10,204
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	63,788
	TOTAL	93,586
	Financial Institution - REIT - Healthcare—0.1%
40,000	Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	41,453
50,000	Healthcare Trust of America, 3.700%, 4/15/2023	49,015
	TOTAL	90,468
	Financial Institution - REIT - Office—0.1%
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	50,029
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	66,761
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	51,236
55,000	Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	56,086
	TOTAL	224,112
	Financial Institution - REIT - Other—0.0%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	75,493
	Financial Institution—REIT - Retail—0.0%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	49,177
20,000	Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	20,446
	TOTAL	69,623
	Oil & Gas—0.0%
53,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series WI, 5.299%, 1/27/2025	50,681
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	30,788
	Technology—0.7%
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	28,622
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	18,818
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	249,233
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	120,202
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	52,396
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	297,583
70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	70,141
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	19,788
50,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	51,006
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,085
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	25,086
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	50,759
	TOTAL	993,719
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	57,651

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—continued
$30,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	$28,636
225,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	206,576
		TOTAL	292,863
		Transportation - Services—0.2%
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	49,992
70,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	68,360
200,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	199,590
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	29,976
		TOTAL	347,918
		Utility - Electric—1.3%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 4/1/2019	5,080
110,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	98,602
70,000		Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	72,401
300,000		Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	290,428
140,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	130,441
280,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	265,103
170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	161,580
200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	188,431
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	101,222
10,000		Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,212
110,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	110,657
25,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	33,983
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	49,817
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	230,627
50,000		Progress Energy, Inc., 7.050%, 3/15/2019	50,743
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	162,557
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	10,192
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	40,770
		TOTAL	2,012,846
		Utility - Natural Gas—0.2%
20,000		Atmos Energy Corp., 8.500%, 3/15/2019	20,409
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	50,611
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	63,326
245,000		TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	246,143
		TOTAL	380,489
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,126,661)	18,713,906
		U.S. TREASURY—2.2%
106,386	[5]	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	103,670
167,103		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	162,146
102,220		U.S. Treasury Inflation-Protected Notes, 0.500%, 1/15/2028	96,601
1,943,916		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	1,906,173
585,827		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	519,774
135,235		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	136,861
120,356		U.S. Treasury Inflation-Protected Notes, 1.750%, 1/15/2028	126,816
85,000		United States Treasury Bond, 2.500%, 2/15/2045	71,765
275,000		United States Treasury Bond, 3.000%, 8/15/2048	254,869
40,000		United States Treasury Bond, 3.125%, 5/15/2048	37,994

Shares or Principal Amount		Value
	U.S. TREASURY—continued
$10,000	United States Treasury Note, 2.250%, 11/15/2024	$9,562
	TOTAL U.S. TREASURY (IDENTIFIED COST $3,507,905)	3,426,231
	EXCHANGE-TRADED FUNDS—7.4%
160,500	iShares MSCI EAFE ETF	10,024,830
27,800	iShares Core MSCI Emerging Markets ETF	1,313,828
	TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $12,372,062)	11,338,658
	INVESTMENT COMPANIES—17.1%
218,745	Emerging Markets Core Fund	2,029,957
221,233	Federated Bank Loan Core Fund	2,221,185
820,232	Federated Government Obligations Fund, Premier Shares, 2.08%[6]	820,232
1,275,101	Federated Mortgage Core Portfolio	11,998,699
349,705	Federated Project and Trade Finance Core Fund	3,171,820
2,874,049	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[6]	2,874,336
480,019	High Yield Bond Portfolio	2,942,515
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $27,289,402)	26,058,744
	TOTAL INVESTMENT IN SECURITIES-100.4% (IDENTIFIED COST $155,674,807)	153,456,240
	OTHER ASSETS AND LIABILITIES-NET—(0.4)%[7]	(628,545)
	TOTAL NET ASSETS—100%	$152,827,695
At October 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	4	$842,625	December 2018	$69
[1]United States Treasury Note 5-Year Long Futures	1	$112,383	December 2018	$201
[1]United States Treasury Bond Long Futures	3	$414,375	December 2018	$(7,484)
[1]United States Treasury Bond Ultra Long Futures	6	$895,312	December 2018	$(53,577)
[1]United States Treasury Note 10-Year Short Futures	20	$2,368,750	December 2018	$27,546
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(33,245)
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,079,232 and $2,681,664, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated fund holdings during the period ended October 31, 2018, were as follows:
Affiliates	Balance of Shares Held 7/31/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	235,533	3,191	(19,979)
Federated Bank Loan Core Fund	218,141	23,112	(20,020)
Federated Government Obligations Fund, Premier Shares*	593,845	4,443,875	(4,217,488)
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,928,376	8,127,122	(10,181,449)
Federated Mortgage Core Portfolio	1,196,190	168,625	(89,714)
Federated Project and Trade Finance Core Fund	335,486	14,219	—
High Yield Bond Portfolio	482,388	27,631	(30,000)
TOTAL OF AFFILIATED TRANSACTIONS	7,989,959	12,807,775	(14,558,650)

Balance of Shares Held 10/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distributions Received
218,745	$2,029,957	$(65,809)	$(1,199)	$29,819	$—
221,233	$2,221,185	$(5,414)	$801	$31,213	$—
820,232	$820,232	N/A	N/A	$2,970	$—
2,874,049	$2,874,336	$(694)	$425	$28,802	$—
1,275,101	$11,998,699	$(152,691)	$(8,074)	$98,872	$—
349,705	$3,171,820	$(10,192)	$—	$38,286	$—
480,019	$2,942,515	$(54,168)	$(900)	$47,383	$—
6,239,084	$26,058,744	$(288,968)	$(8,947)	$277,345	$—
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$790,155	$820,232
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$89,418,351	$—	$—	$89,418,351
International	1,098,800	—	—	1,098,800
Debt Securities:
Asset-Backed Securities	—	594,500	—	594,500
Collateralized Mortgage Obligations	—	2,807,050	—	2,807,050
Corporate Bonds	—	18,713,906	—	18,713,906
U.S. Treasury	—	3,426,231	—	3,426,231
Exchange-Traded Funds	11,338,658	—	—	11,338,658
Investment Companies[1]	3,694,568	—	—	26,058,744
TOTAL SECURITIES	$105,550,377	$25,541,687	$—	$153,456,240
Other Financial Instruments[2]
Assets	$27,816	$—	$—	$27,816
Liabilities	(61,061)	—	—	(61,061)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(33,245)	$—	$—	$(33,245)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $22,364,176 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
21
Federated MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Communication Services—10.7%
540	[1]	AMC Networks, Inc.	$31,633
4,098	[1]	Alphabet, Inc.	4,469,197
47		Cable One, Inc.	42,100
3,670	[1]	DISH Network Corp., Class A	112,816
9,100	[1,2]	Discovery, Inc.	294,749
16,398	[1]	Facebook, Inc.	2,489,052
465	[1]	IAC Interactive Corp.	91,414
8,899	[1]	Live Nation Entertainment, Inc.	465,418
72,797	[1]	MSG Networks, Inc.	1,859,963
351	[1]	NetFlix, Inc.	105,925
20,898		Verizon Communications, Inc.	1,193,067
		TOTAL	11,155,334
		Consumer Discretionary—14.8%
2,746	[1]	Amazon.com, Inc.	4,388,135
2,256	[1]	AutoZone, Inc.	1,654,708
14,365	[2]	Bed Bath & Beyond, Inc.	197,375
77	[1]	Booking Holdings, Inc.	144,343
10,673	[1]	Burlington Stores, Inc.	1,830,313
12,031		D. R. Horton, Inc.	432,635
2,873	[2]	Dillards, Inc., Class A	202,317
715		Domino's Pizza, Inc.	192,185
5,957		Expedia Group, Inc.	747,186
1,414		Foot Locker, Inc.	66,656
25,317		Ford Motor Co.	241,777
5,804	[1]	Fossil, Inc.	126,005
4,516	[1,2]	GNC Holdings, Inc.	16,619
12,208		Home Depot, Inc.	2,147,143
3,565	[1]	Lululemon Athletica, Inc.	501,702
3,028		Macy's, Inc.	103,830
3,221	[1]	O'Reilly Automotive, Inc.	1,033,136
5,600	[1]	Sally Beauty Holdings, Inc.	99,736
2,169		Toll Brothers, Inc.	73,009
9,449		Tupperware Brands Corp.	331,660
416		V.F. Corp.	34,478
1,921	[1]	Weight Watchers International, Inc.	126,978
18,722		Wyndham Destinations, Inc.	671,745
1,716		Yum! Brands, Inc.	155,144
		TOTAL	15,518,815
		Consumer Staples—4.8%
996		Church and Dwight, Inc.	59,132
1,191		Costco Wholesale Corp.	272,298
6,294		Estee Lauder Cos., Inc., Class A	865,047
12,348		Flowers Foods, Inc.	238,440
28,949		PepsiCo, Inc.	3,253,289
1,268	[1]	Post Holdings, Inc.	112,117
2,760		Sysco Corp.	196,871
		TOTAL	4,997,194
1

Shares			Value
		COMMON STOCKS—continued
		Financials—5.2%
28,222		Citizens Financial Group, Inc.	$1,054,092
692		Everest Re Group Ltd.	150,759
1,131		LPL Investment Holdings, Inc.	69,669
42,894		Progressive Corp., OH	2,989,712
10,337		Prudential Financial, Inc.	969,404
670	[1]	SVB Financial Group	158,944
2,300	[2]	Waddell & Reed Financial, Inc., Class A	43,861
		TOTAL	5,436,441
		Health Care—13.9%
1,855	[1]	Align Technology, Inc.	410,326
427		Bristol-Myers Squibb Co.	21,581
21,194	[1]	Celgene Corp.	1,517,490
9,615		Eli Lilly & Co.	1,042,651
11,057		HCA Healthcare, Inc.	1,476,441
2,422		Humana, Inc.	776,033
3,450	[1]	IDEXX Laboratories, Inc.	731,814
4,096	[1]	Illumina, Inc.	1,274,470
4,390	[1]	Intuitive Surgical, Inc.	2,287,980
2,701	[1]	Molina Healthcare, Inc.	342,406
3,637	[1]	Myriad Genetics, Inc.	163,774
1,455	[1]	Neurocrine Biosciences, Inc.	155,903
87	[1]	Regeneron Pharmaceuticals, Inc.	29,514
7,855	[1]	Veeva Systems, Inc.	717,554
8,127	[1]	Vertex Pharmaceuticals, Inc.	1,377,202
8,094	[1]	Wellcare Health Plans, Inc.	2,233,863
		TOTAL	14,559,002
		Industrials—12.6%
1,174		Allegion PLC	100,647
17,348		Allison Transmission Holdings, Inc.	764,700
5,391		Boeing Co.	1,913,050
4,801		C.H. Robinson Worldwide, Inc.	427,433
35,096		CSX Corp.	2,416,711
12,049		Caterpillar, Inc.	1,461,785
1,327		Cummins, Inc.	181,388
9,263		Emerson Electric Co.	628,772
4,449		Fortune Brands Home & Security, Inc.	199,449
1,914		Grainger (W.W.), Inc.	543,519
534		Hunt (J.B.) Transportation Services, Inc.	59,066
315		Huntington Ingalls Industries, Inc.	68,821
13,961	[1]	Jet Blue Airways Corp.	233,567
242		Landstar System, Inc.	24,222
6,599		Lennox International, Inc.	1,391,663
303		Lincoln Electric Holdings	24,516
4,986		Lockheed Martin Corp.	1,465,136
770		Masco Corp.	23,100
28,428		Pitney Bowes, Inc.	188,193
3,882		R.R. Donnelley & Sons Co.	22,787
744		Raytheon Co.	130,230
2,295		TransUnion	150,896
4,087	[1]	Verisk Analytics, Inc.	489,786
845	[1]	XPO Logistics, Inc.	75,526
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
3,583		Xylem, Inc.	$234,973
		TOTAL	13,219,936
		Information Technology—33.1%
10,171	[1]	Adobe, Inc.	2,499,625
34,030		Apple, Inc.	7,447,806
9,634		Automatic Data Processing, Inc.	1,388,067
1,191		Citrix Systems, Inc.	122,042
2,487	[1]	Coherent, Inc.	306,249
15,434	[1]	Fortinet, Inc.	1,268,366
16,799		Global Payments, Inc.	1,918,950
15,564	[1]	GoDaddy, Inc.	1,138,818
18,872		Intel Corp.	884,719
1,612		Lam Research Corp.	228,469
17,298		Mastercard, Inc.	3,419,296
10,328		Maxim Integrated Products, Inc.	516,606
35,167		Microsoft Corp.	3,756,187
12,754		NetApp, Inc.	1,001,061
3,155		Nvidia Corp.	665,169
1,570	[1]	Paycom Software, Inc.	196,564
5,768	[1]	PayPal, Inc.	485,608
10,531	[1]	Salesforce.com, Inc.	1,445,274
6,196	[1]	ServiceNow, Inc.	1,121,724
1,283		Texas Instruments, Inc.	119,101
8,535		Total System Services, Inc.	777,965
16,893		Visa, Inc., Class A	2,328,700
44,090		Western Union Co.	795,384
9,192		Xilinx, Inc.	784,721
		TOTAL	34,616,471
		Materials—2.7%
3,057		Avery Dennison Corp.	277,331
4,503	[1]	Berry Global Group, Inc.	196,421
5,123		Sherwin-Williams Co.	2,015,747
5,462		Westlake Chemical Corp.	389,441
		TOTAL	2,878,940
		TOTAL COMMON STOCKS (IDENTIFIED COST $91,156,962)	102,382,133
		INVESTMENT COMPANIES—2.6%
769,679		Federated Government Obligations Fund, Premier Shares, 2.08%[3]	769,679
1,954,469		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[3]	1,954,665
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,724,202)	2,724,344
		TOTAL INVESTMENT IN SECURITIES—100.4% (IDENTIFIED COST $93,881,164)	105,106,477
		OTHER ASSETS AND LIABILITIES - NET—(0.4)%[4]	(372,108)
		TOTAL NET ASSETS—100%	$104,734,369
3

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2018	280,960	1,197,370	1,478,330
Purchases/Additions	2,753,385	6,250,063	9,003,448
Sales/Reductions	(2,264,666)	(5,492,964)	(7,757,630)
Balance of Shares Held 10/31/2018	769,679	1,954,469	2,724,148
Value	$769,679	$1,954,665	$2,724,344
Change in Unrealized Appreciation/Depreciation	N/A	$(220)	$(220)
Net Realized Gain/(Loss)	N/A	$36	$36
Dividend Income	$2,534	$16,769	$19,303
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$740,831	$769,679
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
4

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2018, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.3%
		Communication Services—4.3%
66,731	[1]	CarGurus, Inc.	$2,964,191
80,912		Cogent Communications Holdings, Inc.	4,205,806
628,118	[2]	Frontier Communications Corp.	3,021,247
28,882	[1,2]	Intelsat SA	752,665
88,796	[2]	Nexstar Media Group, Inc., Class A	6,649,932
126,148		Shenandoah Telecommunications Co.	4,796,147
429,419	[1]	Vonage Holdings Corp.	5,694,096
105,052		World Wrestling Entertainment, Inc.	7,625,725
48,083	[1]	Yelp, Inc.	2,058,914
		TOTAL	37,768,723
		Consumer Discretionary—13.1%
110,625	[2]	BJ's Restaurants, Inc.	6,768,038
120,824	[1]	Beazer Homes USA, Inc.	1,064,459
84,233	[2]	Bed Bath & Beyond, Inc.	1,157,361
59,163	[1,2]	Boot Barn Holdings, Inc.	1,460,143
53,417	[2]	Brinker International, Inc.	2,315,627
55,389	[2]	Buckle, Inc.	1,129,936
217,158		Chico's Fas, Inc.	1,665,602
17,486	[1]	Cooper-Standard Holding, Inc.	1,620,078
33,761	[1]	Deckers Outdoor Corp.	4,293,386
18,158	[2]	Dine Brands Global, Inc.	1,471,524
24,158	[1]	Eldorado Resorts, Inc.	881,767
71,170	[1]	Etsy, Inc.	3,026,148
87,220	[1]	Five Below, Inc.	9,927,380
90,548	[1,2]	Fossil, Inc.	1,965,797
50,527	[1]	Fox Factory Holding Corp.	2,714,816
186,387	[1,2]	Francesca's Holdings Corp.	566,616
94,758	[1]	G-III Apparel Group Ltd.	3,777,054
26,018	[1,2]	iRobot Corp.	2,294,007
490,175		KB HOME	9,788,795
223,519	[1]	K12, Inc.	4,785,542
45,521		Movado Group, Inc.	1,753,014
142,033	[2]	NutriSystem, Inc.	5,050,694
117,158	[1,2]	Ollie's Bargain Outlet Holding, Inc.	10,883,978
58,520	[2]	PetMed Express, Inc.	1,635,049
57,536	[1]	PlayAGS, Inc.	1,395,248
30,096	[1,2]	RH	3,482,408
25,053	[1]	Sally Beauty Holdings, Inc.	446,194
293,492	[1,2]	SeaWorld Entertainment, Inc.	7,666,011
6,307		Strategic Education, Inc.	793,547
616,411	[1,2]	TRI Pointe Group, Inc.	7,335,291
125,617	[2]	Tailored Brands, Inc.	2,639,213
284,424		Tile Shop Holdings, Inc.	1,848,756
31,907	[1]	Weight Watchers International, Inc.	2,109,053
66,899		Wingstop, Inc.	4,189,215
		TOTAL	113,901,747
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—3.6%
76,769	[2]	Cal-Maine Foods, Inc.	$3,736,347
83,857	[1,2]	Chefs' Warehouse, Inc.	2,820,111
105,450	[1,2]	Freshpet, Inc.	4,017,645
29,481		Medifast, Inc.	6,240,538
24,208	[1,2]	The Boston Beer Co., Inc., Class A	7,438,877
43,746	[1]	USANA Health Sciences, Inc.	5,119,157
14,190	[2]	WD 40 Co.	2,370,865
		TOTAL	31,743,540
		Energy—3.8%
39,431	[2]	Arch Coal, Inc.	3,781,433
227,467		Archrock, Inc.	2,333,811
25,849	[1]	CONSOL Energy, Inc.	1,029,824
689,646	[1]	Denbury Resources, Inc.	2,379,279
130,992	[1]	Exterran Corp.	2,736,423
118,854		Gulf Island Fabrication, Inc.	1,010,259
142,301	[1]	Key Energy Services, Inc.	1,287,824
260,924	[1]	Newpark Resources, Inc.	2,142,186
208,517	[1]	Noble Corp. PLC	1,046,755
118,277	[1]	Oasis Petroleum, Inc.	1,189,867
60,987	[1]	PDC Energy, Inc.	2,588,898
110,576		Peabody Energy Corp.	3,919,919
36,962	[1,2]	Renewable Energy Group, Inc.	1,148,779
164,353	[2]	Ship Finance International Ltd.	2,054,413
654,931	[1,2]	W&T Offshore, Inc.	4,414,235
		TOTAL	33,063,905
		Financials—18.5%
30,552		1st Source Corp.	1,423,418
62,431		American Equity Investment Life Holding Co.	1,949,096
236,149		BancorpSouth Bank	6,777,476
90,522		Banner Corp.	5,233,982
14,152		Berkshire Hills Bancorp, Inc.	472,252
40,387	[1]	Blucora, Inc.	1,167,992
360,369		CNO Financial Group, Inc.	6,810,974
151,981		Cadence BanCorporation	3,352,701
57,924	[1,2]	Enova International, Inc.	1,369,903
56,195	[2]	Enterprise Financial Services Corp.	2,441,673
236,210	[1,2]	Ezcorp, Inc., Class A	2,347,927
35,247		Financial Institutions, Inc.	1,006,302
252,094	[1]	First BanCorp	2,326,828
147,219		First Bancorp, Inc.	5,430,909
46,068		First Busey Corp.	1,286,219
170,742		First Defiance Financial Corp.	4,647,597
48,448	[2]	First Guaranty Bancshares, Inc.	1,107,037
96,963		First Merchants Corp.	4,034,630
124,151	[1]	First NBC Bank Holding Co.	3,948
345,203		Fulton Financial Corp.	5,526,700
101,090	[1]	Green Dot Corp.	7,656,557
134,897		Hancock Whitney Corp.	5,660,278
71,246	[1]	Hometrust Bancshares, Inc.	1,942,166
122,257		Iberiabank Corp.	9,106,924
803,266	[2]	Investors Bancorp, Inc.	8,980,514
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
367,635	[1]	MGIC Investment Corp.	$4,488,823
156,105		Meridian Bancorp, Inc.	2,472,703
173,822		National Bank Holdings Corp.	5,868,231
19,683	[1]	Nicolet Bankshares, Inc.	1,051,072
179,480		OceanFirst Financial Corp.	4,544,434
267,179	[2]	Old National Bancorp	4,769,145
118,289		Peapack-Gladstone Financial Corp.	3,192,620
13,446	[2]	Preferred Bank Los Angeles, CA	691,259
112,685		QCR Holdings, Inc.	4,105,114
21,857		Republic Bancorp, Inc.	980,724
24,090		Sandy Spring Bancorp, Inc.	856,399
81,367	[2]	Simmons 1st National Corp., Class A	2,179,008
158,307		TowneBank	4,453,176
32,882		TriCo Bancshares	1,184,410
72,365	[2]	UMB Financial Corp.	4,620,505
60,176	[2]	Universal Insurance Holdings, Inc.	2,526,188
268,161	[2]	Valley National Bancorp	2,676,247
56,326		WSFS Financial Corp.	2,395,545
132,707	[2]	Waddell & Reed Financial, Inc., Class A	2,530,722
175,448		Washington Federal, Inc.	4,940,616
227,145		Waterstone Financial, Inc.	3,711,549
108,805		Western New England Bancorp, Inc.	1,092,402
47,820		Wintrust Financial Corp.	3,641,015
		TOTAL	161,035,910
		Health Care—16.6%
130,039	[1,2]	AMAG Pharmaceutical, Inc.	2,795,839
107,826	[1,2]	Acceleron Pharma, Inc.	5,474,326
66,205	[1,3]	Adeptus Health, Inc.	0
214,944	[1,2]	Akorn, Inc.	1,433,676
59,564	[1,2]	Amedisys, Inc.	6,552,040
72,793	[1,2]	American Renal Associates Holdings, Inc.	1,404,177
361,657	[1,2]	Assertio Therapeutics, Inc.	1,755,845
70,103	[1]	AtriCure, Inc.	2,229,976
55,533	[1]	Audentes Therapeutics, Inc.	1,566,031
158,737	[1]	BioCryst Pharmaceuticals, Inc.	1,161,955
245,590	[1,2]	Codexis, Inc.	3,823,836
128,078	[1]	Dicerna Pharmaceuticals, Inc.	1,685,506
27,217	[1,2]	Enanta Pharmaceuticals, Inc.	2,100,064
258,725	[1]	Endo International PLC	4,382,801
17,168	[1,2]	G1 Therapeutics, Inc.	686,892
109,273	[1]	Genomic Health, Inc.	7,835,967
127,519	[1]	Globus Medical, Inc.	6,739,379
180,774	[1]	HMS Holdings Corp.	5,209,907
66,781	[1]	Haemonetics Corp.	6,976,611
117,737	[1]	Halozyme Therapeutics, Inc.	1,828,456
116,113	[1,2]	HealthEquity, Inc.	10,659,173
218,321	[1,2]	Horizon Pharma PLC	3,975,625
6,015	[1]	ICU Medical, Inc.	1,532,201
40,959	[1]	Inogen, Inc.	7,764,598
33,901	[1]	Intercept Group, Inc.	3,254,835
150,389	[1,2]	Karyopharm Therapeutics, Inc.	1,585,100
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
14,703		LeMaitre Vascular, Inc.	$392,570
22,663	[1]	Loxo Oncology, Inc.	3,459,734
169,326	[1]	Mallinckrodt PLC	4,243,310
81,844	[1,2]	Medicines Co.	1,903,691
94,070	[1]	Medpace Holdings, Inc.	4,901,047
45,308	[1]	Merit Medical Systems, Inc.	2,587,993
39,100	[1]	Merrimack Pharmaceuticals, Inc.	152,099
64,559	[1,2]	Mirati Therapeutics, Inc.	2,412,570
44,721	[1]	Molina Healthcare, Inc.	5,669,281
115,864	[1,2]	Myriad Genetics, Inc.	5,217,356
60,932	[1]	Orthofix Medical, Inc.	3,705,884
119,105	[1]	Pacira Pharmaceuticals, Inc.	5,823,043
26,944	[1]	Quidel Corp.	1,734,116
52,737	[1,2]	Sientra, Inc.	1,085,855
44,366	[1]	SurModics, Inc.	2,814,135
8,680	[1]	Tandem Diabetes Care, Inc.	326,455
45,875	[1,2]	Tenet Healthcare Corp.	1,180,364
22,210		U.S. Physical Therapy, Inc.	2,388,019
16,454	[1]	Wright Medical Group, Inc.	443,929
		TOTAL	144,856,267
		Industrials—15.4%
155,374		Acco Brands Corp.	1,253,868
257,526	[1]	Advanced Disposal Services, Inc.	6,976,379
146,796	[1]	Atkore International Group, Inc.	2,827,291
208,195	[1]	CECO Environmental Corp.	1,548,971
17,856	[1]	Casella Waste Systems, Inc.	581,391
68,547	[1]	Chart Industries, Inc.	4,664,623
34,387	[1,2]	Cimpress NV	4,298,031
111,621		Comfort Systems USA, Inc.	5,969,491
245,061	[1]	Continental Building Products, Inc.	6,815,146
44,149		Covanta Holding Corp.	648,549
33,934		DMC Global, Inc.	1,308,156
79,917		Deluxe Corp.	3,772,882
206,340	[1,2]	Echo Global Logistics, Inc.	5,305,001
67,352	[1]	FTI Consulting, Inc.	4,654,697
92,109	[1]	Genco Shipping & Trading Ltd.	1,015,041
112,691	[1]	Generac Holdings, Inc.	5,716,814
146,419	[1]	Harsco Corp.	4,022,130
79,039		Hurco Co., Inc.	3,220,049
77,135		Insperity, Inc.	8,473,280
156,527		Interface, Inc.	2,549,825
20,188	[2]	John Bean Technologies Corp.	2,098,946
15,521		Kaman Corp., Class A	985,894
32,479	[2]	Kennametal, Inc.	1,151,381
30,375		Korn/Ferry International	1,371,128
81,281	[1]	Masonite International Corp.	4,502,155
33,211	[1,2]	Mastec, Inc.	1,445,011
209,825		Miller Herman, Inc.	6,913,734
55,494	[1,2]	Navistar International Corp.	1,858,494
252,163	[1]	PGT, Inc.	5,108,822
65,497		Quad Graphics, Inc.	1,010,619
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
92,288		Rush Enterprises, Inc.	$3,266,072
124,709	[1]	SPX Flow, Inc.	4,268,789
75,492		SkyWest, Inc.	4,324,937
158,366	[1]	Titan Machinery, Inc.	2,256,716
33,743		Unifirst Corp.	5,037,830
68,149	[1]	Univar, Inc.	1,677,828
118,160		Universal Truckload Services, Inc.	3,210,407
39,898	[1]	Veritiv Corp.	1,330,199
142,017	[2]	Werner Enterprises, Inc.	4,571,527
20,173	[1]	XPO Logistics, Inc.	1,803,063
		TOTAL	133,815,167
		Information Technology—13.3%
135,727	[2]	AVX Corp.	2,263,926
202,542	[1]	Advanced Energy Industries, Inc.	8,715,382
3,155	[1]	Aspen Technology, Inc.	267,828
84,584	[1]	Avaya Holdings Corp.	1,388,869
38,449	[2]	Belden, Inc.	2,078,168
38,159	[1]	Bottomline Technologies, Inc.	2,542,916
38,374	[1]	CACI International, Inc., Class A	6,848,224
51,011	[1,2]	Ciena Corp.	1,594,604
31,916		Cabot Microelectronics Corp.	3,115,640
71,437	[1]	Cirrus Logic, Inc.	2,674,601
39,138	[1,2]	Commvault Systems, Inc.	2,278,614
163,279	[1]	Cornerstone OnDemand, Inc.	8,041,491
83,912	[1,2]	Cray, Inc.	1,903,963
320,302	[1]	Diodes, Inc.	9,669,917
143,019	[1]	Everi Holdings, Inc.	1,029,737
52,055	[1,2]	Five9, Inc.	2,048,885
63,269	[1,2]	HubSpot, Inc.	8,582,440
272,742	[1,2]	Infinera Corp.	1,510,991
104,796	[1]	Insight Enterprises, Inc.	5,416,905
57,846	[1]	Kimball Electronics, Inc.	1,064,366
33,081		MKS Instruments, Inc.	2,437,739
26,283	[1]	PROS Holdings, Inc.	865,236
5,377	[1]	Paylocity Corp.	353,753
33,189		Perspecta, Inc.	812,799
37,091	[1]	Plexus Corp.	2,166,114
52,760		Progress Software Corp.	1,695,706
75,377	[1]	Qualys, Inc.	5,369,858
19,427	[1]	Rapid7, Inc.	704,035
108,313	[1]	SPS Commerce, Inc.	10,082,857
128,421	[1]	SailPoint Technologies Holding	3,344,083
183,178	[1,2]	Stratasys, Inc.	3,491,373
118,513		Travelport Worldwide Ltd.	1,772,955
171,086	[1]	Unisys Corp.	3,149,693
281,639	[2]	Vishay Intertechnology, Inc.	5,153,994
46,401	[1]	Workiva, Inc.	1,581,810
		TOTAL	116,019,472
		Materials—4.9%
114,827	[1,2]	AgroFresh Solutions, Inc.	655,662
42,615	[1,2]	Allegheny Technologies, Inc.	1,103,302
5

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
135,784	[2]	Boise Cascade Co.	$4,180,790
122,781		Carpenter Technology Corp.	5,354,480
157,045	[2]	Cleveland-Cliffs, Inc.	1,689,804
157,170		Commercial Metals Corp.	2,995,660
348,018		Gold Resource Corp.	1,506,918
22,986	[1]	Ingevity Corp.	2,093,565
36,684		Kaiser Aluminum Corp.	3,498,553
83,488	[1]	Kraton Corp.	2,299,260
226,635		Louisiana-Pacific Corp.	4,933,844
71,471		Myers Industries, Inc.	1,133,530
121,607		Schnitzer Steel Industries, Inc., Class A	3,271,228
83,416		Trinseo SA	4,494,454
55,589	[1]	UFP Technologies, Inc.	1,918,932
61,218	[1]	Verso Corp.	1,720,838
		TOTAL	42,850,820
		Utilities—3.8%
178,314		Clearway Energy, Inc., Class A	3,462,858
389,721		PNM Resources, Inc.	14,969,184
207,537		Portland General Electric Co.	9,355,768
67,383	[2]	Southwest Gas Holdings, Inc.	5,206,684
		TOTAL	32,994,494
		TOTAL COMMON STOCKS (IDENTIFIED COST $875,677,123)	848,050,045
		INVESTMENT COMPANIES—16.1%
39,579,418		Federated Government Obligations Fund, Premier Shares, 2.08%[4]	39,579,418
100,467,390		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[4]	100,477,437
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $140,053,632)	140,056,855
		TOTAL INVESTMENT IN SECURITIES-113.4% (IDENTIFIED COST $1,015,730,755)	988,106,900
		OTHER ASSETS AND LIABILITIES-NET—(13.4)%[5]	(116,390,118)
		TOTAL NET ASSETS—100%	$871,716,782
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 7/31/2018	43,276,939	89,106,925	132,383,864
Purchases/Additions	57,644,281	194,881,805	252,526,086
Sales/Reductions	(61,341,802)	(183,521,340)	(244,863,142)
Balance of Shares Held 10/31/2018	39,579,418	100,467,390	140,046,808
Value	$39,579,418	$100,477,437	$140,056,855
Change in Unrealized Appreciation/Depreciation	N/A	$(3,386)	$(3,386)
Net Realized Gain/(Loss)	N/A	$1,467	$1,467
Dividend Income	$191,256	$555,555	$746,811
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
6

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$116,529,144	$119,899,418
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$809,249,711	$—	$0	$809,249,711
International	38,800,334	—	—	38,800,334
Investment Companies	140,056,855	—	—	140,056,855
TOTAL SECURITIES	$988,106,900	$—	$0	$988,106,900
8
Federated MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Communication Services—4.5%
72,769	[1]	Care.com, Inc.	$1,280,734
67,927	[1]	CarGurus, Inc.	3,017,317
63,520		Cogent Communications Holdings, Inc.	3,301,770
51,521		Nexstar Media Group, Inc., Class A	3,858,408
124,578		Shenandoah Telecommunications Co.	4,736,456
325,619	[1,2]	Vonage Holdings Corp.	4,317,708
82,675		World Wrestling Entertainment, Inc.	6,001,378
47,451	[1]	Yelp, Inc.	2,031,852
		TOTAL	28,545,623
		Consumer Discretionary—15.4%
86,503		American Eagle Outfitters, Inc.	1,994,759
103,884	[2]	BJ's Restaurants, Inc.	6,355,623
17,395	[2]	Brinker International, Inc.	754,073
2,485	[1]	Cavco Industries, Inc.	498,516
262,979		Chicos Fas, Inc.	2,017,049
6,077		Churchill Downs, Inc.	1,516,880
35,381	[1,2]	Conn's, Inc.	982,884
7,051	[1]	Cooper-Standard Holding, Inc.	653,275
189,742	[1]	Crocs, Inc.	3,897,301
38,323		Dana, Inc.	596,689
29,748	[1]	Deckers Outdoor Corp.	3,783,053
43,758		Dine Brands Global, Inc.	3,546,148
34,377	[1]	Eldorado Resorts, Inc.	1,254,761
116,298	[1]	Etsy, Inc.	4,944,991
70,222	[1]	Five Below, Inc.	7,992,668
85,970	[1]	Fox Factory Holding Corp.	4,619,168
21,784	[1,2]	iRobot Corp.	1,920,695
50,086		La-Z-Boy, Inc.	1,392,391
81,516	[1,2]	Lumber Liquidators, Inc.	974,931
152,067		M.D.C. Holdings, Inc.	4,273,083
16,106		Marriott Vacations Worldwide Corp.	1,425,220
108,284	[2]	Nutri/System, Inc.	3,850,579
103,126	[1]	Ollie's Bargain Outlet Holding, Inc.	9,580,405
48,557	[1]	Penn National Gaming, Inc.	1,178,964
53,941	[1]	Planet Fitness, Inc.	2,647,964
29,071	[1]	PlayAGS, Inc.	704,972
24,300	[1,2]	RH	2,811,753
220,731	[1]	SeaWorld Entertainment, Inc.	5,765,494
14,125	[1]	Shutterstock, Inc.	577,430
34,698	[1]	Sothebys Holdings, Inc., Class A	1,457,316
13,872		Strategic Education, Inc.	1,745,375
97,205		Tailored Brands, Inc.	2,042,277
122,257	[1,2]	Taylor Morrison Home Corporation, Class A	2,022,131
44,247	[1,2]	Weight Watchers International, Inc.	2,924,727
59,204		Wingstop, Inc.	3,707,354
		TOTAL	96,410,899
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—3.8%
32,551		Cal-Maine Foods, Inc.	$1,584,257
68,532	[1]	Chefs Warehouse, Inc.	2,304,731
102,939	[1]	Freshpet, Inc.	3,921,976
17,552		Medifast, Inc.	3,715,407
21,611	[1]	The Boston Beer Co., Inc., Class A	6,640,844
47,290	[1]	USANA Health Sciences, Inc.	5,533,876
		TOTAL	23,701,091
		Energy—1.1%
19,215		CVR Energy, Inc.	826,245
623,130	[1]	Denbury Resources, Inc.	2,149,798
79,650	[1]	Matador Resources Co.	2,297,106
86,464	[1]	Par Pacific Holdings, Inc.	1,528,684
		TOTAL	6,801,833
		Financials—7.7%
49,687	[1]	Allegiance Bancshares, Inc.	1,923,384
115,006	[1]	Curo Group Holdings Corp.	1,618,134
32,564	[1]	Eagle Bancorp, Inc.	1,601,172
92,663	[1]	Enova International, Inc.	2,191,480
23,892		Evercore, Inc., Class A	1,951,738
76,892	[2]	First Financial Bankshares, Inc.	4,535,859
105,218	[1]	Green Dot Corp.	7,969,211
44,292		Guaranty Bancshares, Inc.	1,320,787
4,050		Hingham Institution for Savings	824,580
29,419		Kemper Corp.	2,212,015
166,546	[1]	NMI Holdings, Inc.	3,520,782
102,498		National Bank Holdings Corp.	3,460,333
85,795	[1]	National Commerce Corp.	3,182,995
148,182		National General Holdings Corp.	4,128,351
7,954	[1]	Texas Capital Bancshares, Inc.	518,839
64,485		The Bank of NT Butterfield & Son Ltd.	2,598,101
45,633	[1]	Triumph Bancorp, Inc.	1,636,399
78,879	[2]	Universal Insurance Holdings, Inc.	3,311,340
		TOTAL	48,505,500
		Health Care—26.8%
51,904	[1,3]	Adeptus Health, Inc.	0
123,699	[1,2]	Acceleron Pharma, Inc.	6,280,198
55,578	[1,2]	Amedisys, Inc.	6,113,580
81,786	[1,2]	American Renal Associates Holdings, Inc.	1,577,652
46,676	[1,2]	Arrowhead Pharmaceuticals, Inc.	593,719
170,895	[1]	Assertio Therapeutics, Inc.	829,695
95,761	[1]	AtriCure, Inc.	3,046,157
58,846	[1]	Audentes Therapeutics, Inc.	1,659,457
158,157	[1]	BioCryst Pharmaceuticals, Inc.	1,157,709
44,108	[1]	BioTelemetry, Inc.	2,562,675
102,334	[1,2]	Cara Therapeutics, Inc.	1,917,739
37,549	[1]	Cardiovascular Systems, Inc.	1,053,249
62,801	[1]	CareDx, Inc.	1,639,734
65,761	[1]	ChemoCentryx, Inc.	711,534
281,320	[1,2]	Codexis, Inc.	4,380,152
34,381	[1]	Deciphera Pharmaceuticals, Inc.	694,152
187,564	[1,2]	Dicerna Pharmaceuticals, Inc.	2,468,342
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
21,528	[1,2]	Enanta Pharmaceuticals, Inc.	$1,661,101
134,666	[1]	Fate Therapeutics, Inc.	1,677,938
28,824	[1]	G1 Therapeutics, Inc.	1,153,248
125,943	[1]	Genomic Health, Inc.	9,031,373
93,382	[1]	Globus Medical, Inc.	4,935,239
155,890	[1]	HMS Holdings Corp.	4,492,750
55,934	[1]	Haemonetics Corp.	5,843,425
297,651	[1]	Halozyme Therapeutics, Inc.	4,622,520
122,052	[1]	HealthEquity, Inc.	11,204,374
259,558	[1]	Horizon Pharma PLC	4,726,551
6,922	[1]	ICU Medical, Inc.	1,763,241
104,600	[1]	Innoviva, Inc.	1,460,216
33,253	[1]	Inogen, Inc.	6,303,771
42,833	[1,2]	Intercept Group, Inc.	4,112,396
202,087	[1]	Ironwood Pharmaceuticals, Inc.	2,647,340
141,683	[1]	Karyopharm Therapeutics, Inc.	1,493,339
37,124	[1]	Livanova PLC	4,157,517
36,068	[1]	Loxo Oncology, Inc.	5,506,141
119,301	[1,2]	Medicines Co.	2,774,941
79,987	[1]	Medpace Holdings, Inc.	4,167,323
55,947	[1]	Merit Medical Systems, Inc.	3,195,693
61,061	[1,2]	Mirati Therapeutics, Inc.	2,281,850
15,171	[1]	Molina Healthcare, Inc.	1,923,228
101,692	[1]	Myriad Genetics, Inc.	4,579,191
159,953	[1]	NeoGenomics, Inc.	2,949,533
46,045	[1]	Novocure Ltd.	1,525,931
50,473	[1]	Orthofix Medical, Inc.	3,069,768
118,655	[1]	Pacira Pharmaceuticals, Inc.	5,801,043
63,655	[1]	Quidel Corp.	4,096,836
29,926	[1]	REGENXBIO, Inc.	1,995,166
26,199	[1]	Staar Surgical Co.	1,050,842
71,057	[1]	SurModics, Inc.	4,507,146
27,020	[1]	Tandem Diabetes Care, Inc.	1,016,222
77,946	[1,2]	Tenet Healthcare Corp.	2,005,551
57,520	[1]	Theravance Biopharma, Inc.	1,396,010
63,637	[1,2]	Ultragenyx Pharmaceutical, Inc.	3,083,213
106,831	[1]	Wright Medical Group, Inc.	2,882,300
		TOTAL	167,780,011
		Industrials—18.0%
222,160	[1]	Advanced Disposal Services, Inc.	6,018,314
118,379		Advanced Drainage System, Inc.	3,289,752
66,093		Astec Industries, Inc.	2,485,758
143,672	[1]	Atkore International Group, Inc.	2,767,123
59,900	[1]	Chart Industries, Inc.	4,076,195
24,687	[1,2]	Cimpress NV	3,085,628
114,682		Comfort Systems USA, Inc.	6,133,193
83,146	[1]	Commercial Vehicle Group, Inc.	556,247
209,106	[1]	Continental Building Products, Inc.	5,815,238
17,277	[1]	DXP Enterprises, Inc.	549,063
48,508		Deluxe Corp.	2,290,063
156,588	[1]	Echo Global Logistics, Inc.	4,025,877
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
115,072	[1]	Generac Holdings, Inc.	$5,837,602
159,142	[1]	Harsco Corp.	4,371,631
68,089		Insperity, Inc.	7,479,577
212,084		Interface, Inc.	3,454,848
30,016		John Bean Technologies Corp.	3,120,763
47,116		KForce Com, Inc.	1,452,115
64,369	[2]	Kaman Corp., Class A	4,088,719
27,700		Kennametal, Inc.	981,965
44,569		Knoll, Inc.	884,695
58,572		Korn/Ferry International	2,643,940
63,117	[1]	Masonite International Corp.	3,496,051
65,852	[1]	Mastec, Inc.	2,865,220
154,927		Miller Herman, Inc.	5,104,845
187,199	[1]	NCI Building System, Inc.	2,293,188
232,672	[1]	PGT, Inc.	4,713,935
37,196		Quad Graphics, Inc.	573,934
79,047		Rush Enterprises, Inc.	2,797,473
34,831	[1]	Saia, Inc.	2,189,477
33,911		Schneider National, Inc.	741,634
16,544	[1]	Taser International, Inc.	1,021,096
26,449	[1]	TriNet Group, Inc.	1,242,838
33,080	[1,2]	Univar, Inc.	814,430
69,251		Universal Forest Products, Inc.	1,957,726
121,174		Universal Logistics Holdings, Inc.	3,292,298
146,118	[2]	Werner Enterprises, Inc.	4,703,538
		TOTAL	113,215,989
		Information Technology—15.7%
193,129	[1]	Advanced Energy Industries, Inc.	8,310,341
34,987	[1]	AppFolio, Inc.	1,997,758
48,832	[1]	Bottomline Technologies, Inc.	3,254,164
66,284	[1]	Ciena Corp.	2,072,038
71,341		CSG Systems International, Inc.	2,504,069
23,968		Cabot Microelectronics Corp.	2,339,756
117,418	[1]	Cardtronics, Inc.	3,189,073
68,639	[1]	Commvault Systems, Inc.	3,996,163
168,933	[1]	Cornerstone OnDemand, Inc.	8,319,950
13,586	[1]	Coupa Software, Inc.	880,780
52,010	[1]	Endurance International Group Holdings, Inc.	513,339
124,154		Entegris, Inc.	3,295,047
75,994	[1]	Everi Holdings, Inc.	547,157
81,322	[1]	Five9, Inc.	3,200,834
71,199	[1,2]	HubSpot, Inc.	9,658,144
65,424	[1]	Insight Enterprises, Inc.	3,381,767
11,271		MKS Instruments, Inc.	830,560
53,930	[1]	Nanometrics, Inc.	1,728,996
51,433	[1]	Paylocity Corp.	3,383,777
78,903		Progress Software Corp.	2,535,942
63,307	[1]	Qualys, Inc.	4,509,991
30,690	[1]	Rapid7, Inc.	1,112,206
29,270	[1,2]	SMART Global Holdings, Inc.	819,853
94,993	[1]	SPS Commerce, Inc.	8,842,898
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
119,233	[1]	SailPoint Technologies Holding	$3,104,827
18,381		Science Applications International Corp.	1,277,663
39,234	[1]	Silicon Laboratories, Inc.	3,198,748
68,878	[1,2]	Stratasys, Inc.	1,312,815
20,651	[1]	Trade Desk, Inc./The	2,551,431
62,112		Travelport Worldwide Ltd.	929,195
94,946	[1]	Unisys Corp.	1,747,956
95,976	[1]	Workiva, Inc.	3,271,822
		TOTAL	98,619,060
		Materials—4.7%
124,792		Boise Cascade Co.	3,842,346
59,715	[1]	Ingevity Corp.	5,438,842
177,874	[1]	Kraton Corp.	4,898,650
118,328		Kronos Worldwide, Inc.	1,660,142
189,439		Louisiana-Pacific Corp.	4,124,087
180,594		Myers Industries, Inc.	2,864,221
86,100	[1,3]	Rentech, Inc.	0
122,672		Trinseo SA	6,609,567
		TOTAL	29,437,855
		TOTAL COMMON STOCKS (IDENTIFIED COST $618,532,988)	613,017,861
		INVESTMENT COMPANIES—9.4%
25,482,649		Federated Government Obligations Fund, Premier Shares, 2.08%[4]	25,482,649
33,316,916		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.31%[4]	33,320,248
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $58,800,496)	58,802,897
		TOTAL INVESTMENT IN SECURITIES-107.1% (IDENTIFIED COST $677,333,484)	671,820,758
		OTHER ASSETS AND LIABILITIES-NET—(7.1)%[5]	(44,696,703)
		TOTAL NET ASSETS—100%	$627,124,055
5

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2018, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 7/31/2018	11,851,038	20,756,726	32,607,764
Purchases/Additions	99,365,025	168,978,255	268,343,280
Sales/Reductions	(85,733,414)	(156,418,065)	(242,151,479)
Balance of Shares Held 10/31/2018	25,482,649	33,316,916	58,799,565
Value	$25,482,649	$33,320,248	$58,802,897
Change in Unrealized Appreciation/Depreciation	N/A	$(1,201)	$(1,201)
Net Realized Gain/(Loss)	N/A	$(42)	$(42)
Dividend Income	$89,264	$181,661	$270,925
* All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$41,973,358	$42,471,649
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and
6

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$576,289,268	$—	$0	$576,289,268
International	36,728,593	—	—	36,728,593
Investment Companies	58,802,897	—	—	58,802,897
TOTAL SECURITIES	$671,820,758	$—	$0	$671,820,758
7

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 21, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 21, 2018